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                                                                    THE HARTFORD




November 18, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:      HARTFORD LIFE INSURANCE COMPANY
         SEPARATE ACCOUNT VL I ("REGISTRANT")
         HARTFORD QUANTUM LIFE II
         FILE NO. 333-127379

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on November 10, 2005.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Michelle Lesperance

Michelle Lesperance
Paralegal

Enclosure